Intangible Assets	12 Months Ended
Dec. 31, 2018
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Intangible Assets

Note 4: Intangible Assets

The intangible assets are broken down as follows:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Patents, licenses, trademarks	196	414	201
Software	376	450	703

Total historical cost	572	864	905

Accumulated amort. of patents, licenses, and trademarks	(125)	(340)	(200)
Accumulated depreciation of software packages	(351)	(401)	(675)

Accumulated amortization and depreciation	(476)	(741)	(875)

Net total	96	123	29

There has been no recognition of impairment losses in application of IAS 36 Impairment of Assets for the calendar years presented.